EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangements [Abstract]
EMPLOYEE BENEFITS	EMPLOYEE BENEFITS
25.1 – Share-based compensation plan

In July 2014, the Company adopted a new Equity Incentive Program, the 2014 Plan, which was amended on May 9, 2016, February 13, 2019, May 18, 2021 and June 8, 2022.

Pursuant to this plan, on July 18, 2014, the first trading day of the Company common shares on the NYSE, the Company made the annual grants for 2014 Plan to certain of the executive officers and other employees. The grants included share options with a vesting period of 4 years, becoming exercisable a 25% of the options on each anniversary of the grant date through the fourth anniversary of the grant. Share-based compensation expense for awards of equity instruments is determined based on the fair value of the awards at the grant date.

Each employee share option converts into one ordinary share of the Company on exercise. No amounts are paid or payable by the recipient on receipt of the option. The options carry neither rights to dividends nor voting rights. Options may be exercised at any time from the date of vesting to the date of their expiry (ten years after the effective date).

Share-based compensation expense for awards of equity instruments to employees and non-employee directors is determined based on the grant-date fair value of the awards. Fair value is calculated using Black & Scholes model.

In addition, on December 1, 2021, our compensation committee, as administrator, approved the granting of awards in the form of Stock-Equivalent Units to be settled in cash or common shares ("SEUs Plan"), or a combination thereof, under the 2014 Equity Incentive Plan. The purpose of the SEUs Plan is to provide an incentive to attract, retain and reward talent in the IT industry and to prompt such persons to contribute to the growth and profitability of the Company. The SEUs Plan provides all eligible employees the opportunity of receiving a grant of SEUs with a unit value equal to the market value of one common share of the Company. The SEUs will be settled in cash or common shares of the Company, at the option of the eligible employee, and shall vest during a four years period, in four equal annual installments of 25% each, commencing on the first anniversary of the grant date, 60% of the shares will be tied to retention and 40% will be tied to performance (PSEUs). As of December 31, 2022, the Company have granted 61,072 SEUs and PSEUs, 28,059 and 57,779 were outstanding as of December 31, 2023 and 2022, respectively, net of any cancelled and/or forfeited awards. Of the stock-equivalent units granted, 50% were in the form of PSEUs and 50% were in the form of SEUs.

During the years 2023 and 2022, as part of the 2014 Equity Incentive Plan, the Company granted awards to certain employees in the form of Restricted Stock Units ("RSUs"), having a par value of $1.20 each, with a specific period of vesting. Each RSU is equivalent in value to one share of the company´s common stock and represents the Company´s commitment to issue one share of the Company's common stock at a future date, subject to the term of the RSU agreement.

Until the RSUs vest, they are an unfunded promise to issue shares of stock to the recipient at some point in the future. The RSUs carry neither rights to dividends nor voting rights. RSU's vesting is subject to the condition that the employee must remain in such condition as of the vesting date.

The Company may determine a percentage of RSU, as part of the full year compensation package payment.

These RSUs agreements have been recorded as Equity Settled transactions in accordance to IFRS 2, and they were measured at fair value of shares at the grant date.
The following shows the evolution of the share options for the years ended at December 31, 2023 and 2022:

	As of December 31, 2023		As of December 31, 2022
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Balance at the beginning of year	546,827	30.91	643,957	31.79
Forfeited during the year	(500)	32.36	(2,750)	22.20
Exercised during the year	(145,630)	28.18	(94,380)	37.17
Balance at end of year	400,697	31.36	546,827	30.91

The following shows the evolution of the RSUs for the years ended at December 31, 2023 and 2022:

	As of December 31, 2023		As of December 31, 2022
	Number of RSU	Weighted average grant price	Number of RSU	Weighted average grant price
Balance at the beginning of year	1,089,727	166.04	579,492	164.73
RSU granted during the year	378,323	169.61	801,041	159.12
Forfeited during the year	(45,935)	201.71	(24,506)	178.34
Issued during the year	(257,079)	167.22	(266,300)	122.29
Balance at end of year	1,165,036	165.42	1,089,727	166.04

The following shows the evolution of the SEUs for the years ended at December 31, 2023 and 2022:

	As of December 31, 2023		As of December 31, 2022
	Number of SEU	Weighted Average Fair Value	Number of SEU	Weighted Average Fair Value
Balance at the beginning of year	57,779	168.16	—	—
SEU granted during the year	—	—	61,072	168.16
Forfeited during the year	(19,796)	190.43	(3,293)	168.16
Issued during the period	(9,924)	190.43	—	—
Balance at end of year	28,059	237.98	57,779	168.16
The following tables summarizes the RSU at the end of the year:

Grant date	Grant price ($)	Number of Restricted Stock Units	Fair value at grant date ($)	Expense as of December 31, 2023 ($) (*)
2019	from 52.10 to 103.75	1,750	—	533

2020	from 130.99 to 189.53	53,040	7,863	4,630

2021	from 200.61 to 298.47	70,580	20,150	8,886

2022	from 138.00 to 265.96	713,149	107,517	23,070

2023	from 137.78 to 233.10	317,853	54,174	13,903

Subtotal		1,156,372	189,704	51,022

Non employees RSU

2020	from 130.99 to 189.53	775	123	63

2021	232.11	1,500	348	124

2022	from 186.83 to 265.96	1,350	296	370

2023	from 166.37 to 235.62	5,039	1,025	302

Subtotal		8,664	1,792	859
TOTAL		1,165,036	191,496	51,881

The following tables summarizes the share options at the end of the year:

Grant date	Exercise price ($)	Number of stock options	Number of stock options vested as of December 31, 2023	Fair value at grant date ($)	Fair value vested ($)	Expense as of December 31, 2023 ($) (*)
2014	10.00	43,921	43,921	149	149	156

2015	from 28.31 to 34.20	77,653	77,653	540	540	276

2016	from 29.01 to 32.36	201,623	201,623	1,543	1,543	708

2017	36.30	—	—	—	—	—

2018	from 44.97 to 55.07	77,500	77,500	1,570	1,570	276

2019	52.10	—	—	—	—	—

TOTAL		400,697	400,697	3,802	3,802	1,416

(*) Includes social security taxes.
Deferred income tax asset arising from the recognition of the share-based compensation plan amounted to 14,827 and 13,048 for the years ended December 31, 2023 and 2022, respectively.

The following tables summarizes the SEU at the end of the year:

Grant date	Grant price ($)	Number of Restricted Phantom Stock Units	Fair value at grant date ($)	Expense as of December 31, 2023 ($) (*)
2022	268.05	15,367	4,139	1,038

2022	210.07	1,362	288	94

2022	181.2	8,577	1,557	779

2022	169.78	2,753	466	411

TOTAL		28,059	6,450	2,322

(*) Includes social security taxes.

25.2 - Share options exercised, RSU and SEU vested during the year:

	As of December 31, 2023		As of December 31, 2022
	Number of options exercised	Exercise price	Number of options exercised	Exercise price
Granted in 2018	2,500	55.07	2,500	55.07
Granted in 2019	2,000	52.10	—	52.10
Granted in 2018	10,000	46.00	20,750	46.00
Granted in 2018	5,000	44.97	—	44.97
Granted in 2016	—	39.37	27,000	39.37
Granted in 2017	7,500	36.30	—	36.30
Granted in 2016	45,510	32.36	33,920	32.36
Granted in 2015	256	29.34	—	29.34
Granted in 2016	834	29.01	—	29.01
Granted in 2015	48,713	28.31	8,385	28.31
Granted in 2014	23,317	10.00	1,825	10.00
Balance at end of the year	145,630		94,380

The average market price of the share amounted to 179.89 and 209.95 for years 2023 and 2022, respectively.
The following tables summarizes the RSU vested during the years 2023 and 2022:

	December 31, 2023		December 31, 2022
	Number of RSUs vested	Grant price	Number of RSUs vested	Grant price

Granted in 2021	—	328.96	468	328.96
Granted in 2021	16,300	298.47	16,375	298.47
Granted in 2021	1,500	297.49	1,500	297.49
Granted in 2021	155	288.64	323	288.64
Granted in 2022	—	268.31	189	268.31
Granted in 2021	10,771	267.19	12,608	267.19
Granted in 2022	1,883	265.96	—	265.96
Granted in 2021	3,750	232.11	5,315	232.11
Granted in 2022	4,487	226.30	1,662	226.30
Granted in 2022	197	225.30	196	225.30
Granted in 2022	19,993	219.34	2,585	219.34
Granted in 2022	12	218.57	20	218.57
Granted in 2021	—	213.57	2,607	213.57
Granted in 2022	12,754	210.07	—	210.07
Granted in 2022	2,438	204.08	—	204.08
Granted in 2021	4,979	200.61	—	200.61
Granted in 2022	780	192.94	—	192.94
Granted in 2020	15,917	189.53	15,998	189.53
Granted in 2022	804	186.83	—	186.83
Granted in 2020	250	184.72	250	184.72
Granted in 2022	139	184.01	—	184.01
Granted in 2021	—	184.00	1,077	184.00
Granted in 2020	6,385	180.60	15,504	180.60
Granted in 2022	1,313	173.67	—	173.67
Granted in 2023	3,731	173.26	—	173.26
Granted in 2023	441	171.78	—	171.78
Granted in 2022	1,416	169.78	—	169.78
Granted in 2022	813	167.46	655	167.46
Granted in 2023	120	165.90	—	165.90
Granted in 2023	130	160.71	—	160.71
Granted in 2023	41,180	157.40	—	157.40
Granted in 2023	3,152	148.97	—	148.97
Granted in 2023	484	146.28	—	146.28
Granted in 2023	26	137.78	—	137.78
Granted in 2020	3,125	137.57	3,125	137.57
Granted in 2020	38,555	130.99	38,809	130.99
Granted in 2019	500	103.75	750	103.75
Granted in 2019	1,000	94.93	1,000	94.93
Granted in 2019	56,999	87.44	61,992	87.44
Granted in 2018	—	55.07	1,000	55.07
Granted in 2018	—	52.74	1,000	52.74
Granted in 2019	600	52.10	600	52.10
Granted in 2018	—	50.92	2,500	50.92
Granted in 2018	—	46.00	78,192	46.00
Balance at end of the year	257,079		266,300
The following tables summarizes the SEU vested during the years 2023 and 2022:

	As of December 31, 2023
	Number of SEU's vested	Exercise price

Granted in 2022 (*)	9,005	186.75
Granted in 2022 (*)	919	226.50
Balance at end of the year	9,924

(*) In 2022 no SEU's were vested.

25.3 - Fair value of share-based compensation granted

Determining the fair value of the stock-based awards at the grant date requires judgment. The Company calculated the fair value of each option award on the grant date using the Black-Scholes option pricing model. The Black-Scholes model requires the input of highly subjective assumptions, including the fair value of the Company's shares, expected volatility, expected term, risk-free interest rate and dividend yield.

The Company estimated the following assumptions for the calculation of the fair value of the share options:

Assumptions	Granted in 2019 for 2014 plan
Stock price	52.10
Expected option life	6 years
Volatility	40%
Risk-free interest rate	3.10%

There were no granted stock options as of December 31, 2023 and 2022.

The Company's grants under its share-based compensation plan with employees are measured based on fair value of the Company's shares at the grant date and recognized as compensation expense on a straight-line basis over the requisite service period, with a corresponding impact reflected in additional paid-in capital.

The Company calculated the fair value of each option award on the grant date using the Black-Scholes option pricing model. The Black-Scholes model requires the input of highly subjective assumptions, including the fair value of the Company's shares, expected volatility, expected term, risk-free interest rate and dividend yield.

Fair value of the shares: For 2014 Equity Incentive Plan, the fair value of the shares is based on the quote market price of the Company's shares at the grant date.

Expected volatility:The expected volatility of the Company's shares is calculated by using the average share price volatility of the Company since January 1, 2016 to the date of grant.

Expected term: The expected life of options represents the period of time the granted options are expected to be outstanding.

Risk free rate: The risk-free rate for periods within the contractual life of the option is based on the U.S. Federal Treasury yield curve with maturities similar to the expected term of the options.

Dividend yield: The Company has never declared or paid any cash dividends and do not presently plan to pay cash dividends in the foreseeable future. Consequently, the Company used an expected dividend yield of zero.
25.4 - Equity-settled share-based payments under 2014 Equity Incentive Plan and 2021 Employee Share Purchase Plan

During the twelve months ended December 31, 2022, the Company granted a total of 199,825 awards under the Company's 2014 Equity Incentive Plan, net of cancelled and forfeited awards. Most of these awards were comprised of 50% RSUs and 50% PRSUs. RSUs and PRSUs have generally been granted with a vesting period of four years, 25% becoming vested on or about each anniversary of the grant date. In addition, on August 1, 2022, the Company approved the grant of up to 600,000 additional awards under the Company's 2014 Equity Incentive Plan, 50% of which are PRSUs and 50% of which are RSUs. These additional awards will vest based on the achievement of a certain minimum average closing price of the Company's common shares on or prior to August 11, 2030. The threshold price for vesting will be $420 per share through August 10, 2025 and increase by $42 each year until August 11, 2030.

On June 29, 2023, the Company approved to amend the special condition awards granted in August 2022, to the effect of reducing the threshold minimum average closing price for vesting from $420 to $350 per share through (but excluding) June 29, 2026, and increasing it by $35 per share per year until August 11, 2030 and June 29, 2031 for US and non-US residents, respectively. These awards will vest in two equal tranches occurring the first one immediately after the date in which the vesting condition is satisfied and the second occurring on the first anniversary of such vesting event. As of December 31, 2022, the Company granted 597,521 of these awards. As of December 31, 2023, the Company has not granted new RSU and PRSU with these conditions.

In March 2021, the Company adopted the Globant S.A. 2021 Employee Share Purchase Plan (the "ESPP") which provides eligible employees with an opportunity to acquire a proprietary interest in the Company through the purchase of the Company's common shares.

The ESPP permits participants to purchase Common Shares through payroll deductions defined by the employee up to a maximum percentage set in each country of their eligible compensation. The ESPP will typically be implemented through consecutive six months offering periods. Amounts deducted and accumulated from participant compensation will be used to purchase Common Shares at the end of each offering period. Under the terms of the ESPP, the purchase price of the shares shall not be less than 90.0% of the lower of the fair market value of a Common Share on the first trading day of the offering period or on the purchase date. Subject to adjustment as provided by the ESPP and unless otherwise provided by the Compensation Committee, the purchase price for each offering period shall be 90% of the fair market value of a Common Share on the purchase date.

During the twelve months ended December 31, 2023, 2022 and 2021, in connection with the ESPP Plan, the Company has repurchased 42,500, 46,500 and 27,000 , respectively, and 48,130, 39,136 and 7,453 have been delivered, respectively.

Fair value of share-based compensation granted in 2022

Share-based compensation expense for awards of equity instruments to employees and non-employee directors is determined based on the grant-date fair value of the awards. Fair value is calculated using the American Binomial model.

The American Binomial model requires the input of highly subjective assumptions, including the fair value of the Company's shares, expected volatility, expected term and risk-free interest rate.

Assumptions	Granted in 2022 for 2014 Plan
	Original Assumptions	Modifications to Original Assumptions
		Non US Employees	US Employees
Stock price	206.23	133.3	128.8
Expected life	7 years	8 years	7 years
Volatility	42.78%	—	—
Risk-free interest rate	2.63%	—	—

The share based payment was modified as detailed in the table above. The incremental fair value determined was 19.63 and 14.61 for Non US Employees and US Employees, respectively, and will be accrued in the remaining period.
The Company estimated the following assumptions for the calculation of the fair value of the awards:

Fair value of the shares: For the 2014 Equity Incentive Plan, the fair value of the shares is based on the quoted market price of the Company's shares at the grant date.

Expected volatility: The expected volatility of the Company's shares is calculated by using the average share price volatility of the Company since July 1, 2014 to the date of grant, excluding COVID-19 pandemic period from March 2020 to May 2020.

Expected term: The expected life of awards represents the period of time the granted awards are expected to be outstanding.

Risk free rate: The risk-free rate for periods within the contractual life of the award is based on the U.S. Federal Treasury yield curve with maturities similar to the expected term of the awards.

25.5 Cash-settled share-based payments under 2014 Equity Incentive Plan

On December 1, 2021, our Compensation Committee approved the granting of awards in the form of Stock-Equivalent Units to be settled in cash or common shares ("SEUs Plan"), or a combination thereof, under the 2014 Equity Incentive Plan. The purpose of the SEUs Plan is to provide an incentive to attract, retain and reward talent in the IT industry and to prompt such persons to contribute to the growth and profitability of the Company. The SEUs Plan provides all eligible employees the opportunity of receiving a grant of SEUs with a unit value equal to the market value of one common share of the Company, to be settled in cash or common shares of the Company.

As of December 31, 2022, the Company has granted 61,072 stock equivalent units. As of December 31, 2023 no stock equivalent unit has been granted.